Description of the Plan - Changes in the Assets Held by the Master Trust (Details) - EBP 078 - USD ($)							12 Months Ended
	Dec. 29, 2025	Mar. 13, 2025	Feb. 13, 2025	Dec. 31, 2024	Apr. 01, 2024	Mar. 20, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Net appreciation (depreciation) in fair value of investments							$ 286,747,600	$ 158,761,389
Interest and dividend income from investments							8,099,385	46,096,002
Asset transfers in due to Plan mergers	$ 54,951,000	$ 17,000	$ 98,910,000	$ 8,566,000	$ 19,141,000	$ 3,178,000	153,878,189	30,885,063
Net increase (decrease)							163,464,292	118,138,302
Beginning of year							1,944,535,515	1,795,512,150
End of year				1,944,535,515			2,261,877,996	1,944,535,515
Master Trust Balances
EBP, Description of Plan [Line Items]
Net appreciation (depreciation) in fair value of investments							0	13,919,810
Interest and dividend income from investments							0	1,067,614
Transfers in							0	12,439,409
Transfers out							0	(29,391,795)
Asset transfers in due to Plan mergers							(152,693,316)	0
Net increase (decrease)							(152,693,316)	(1,964,962)
Beginning of year							152,693,316	154,658,278
End of year				$ 152,693,316			$ 0	$ 152,693,316